Equity based compensation	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Equity based compensation	Equity based compensation
Stock option plan and performance and restricted share unit plan
On May 30, 2019, the Company’s shareholders approved (i) a stock option plan (the “Option Plan”) and (ii) the RSU Plan, which were each re-approved by the shareholders on June 7, 2024. On June 7, 2024, the shareholders approved certain amendments to both the Option Plan and RSU Plan to, among other things, increase the rolling limit thereunder from 10% to 15% of the common shares then issued and outstanding.
Option Plan
The Option Plan provides that the administrators may, from time to time, at their discretion, grant to directors, officers, employees and certain other service providers of the Company or its subsidiaries options to purchase common shares of the Company in connection with their employment or position. The aggregate number of common shares that are issuable under the Option Plan upon the exercise of options which have been granted and are outstanding, together with common shares that are issuable pursuant to outstanding awards and grants under any other share compensation arrangement of the Company (including the RSU Plan), shall not at any time exceed 15% of the common shares then issued and outstanding. The purchase price for any common shares underlying an option shall not be less than the fair market value of a common share on the date the option is granted, being the closing price of the common shares on the NEO Exchange on the last trading day before the date of grant. Options granted under the Option Plan have a maximum term of 10 years from the date of grant.
There were no options or awards issued or outstanding under the Option Plan as of December 31, 2024 (December 31, 2023 – nil).
RSU Plan
The aggregate number of common shares that are issuable under the RSU Plan to pay awards which have been granted and are outstanding under the RSU Plan, together with common shares that are issuable pursuant to outstanding awards or grants under any other share compensation arrangement of the Company (including the Option Plan), shall not exceed at any time 15% of the common shares then issued and outstanding.
RSU grants are made in the form of equity-settled awards that typically vest one-third annually beginning one year after the grant date (unless approved otherwise by the Board to vest based on specified terms over a specified period), whereby one vested RSU will be exchanged for one common share. The grant date fair value of each equity-settled RSU unit is calculated based on the grant date’s previous day closing price per common share of the Company on Cboe Canada.
The Company awarded 1,435,700 RSUs with a grant date fair value of $2.3 million during the year ended December 31, 2024. No RSUs were awarded in 2023.
The Company recorded equity-based compensation expense related to RSUs awarded from profit sharing arrangements of $0.6 million and $0.3 million, during the years ended December 31, 2024, and December 31, 2023, respectively. There was $2.4 million of total unrecognized equity-based compensation expense related to unvested RSUs, which is expected to be recognized over a weighted-average term of 2.5 years, as of December 31, 2024. The Company has elected to account for forfeitures as they occur. Expense is recognized on a straight line basis over the life of the award.
A summary of the status of service-vesting awards granted under the RSU Plan for years ended December 31, 2024, and December 31, 2023 is presented below:

	RSUs and DEUs Outstanding
	RSUs	Weighted average grant date fair value	DEUs	Weighted average grant date fair value	Total
Unvested balance, January 1, 2023	$291,587	$3.16	$7,101	$2.66	$298,688
Granted	—	—	9,891	2.15	9,891
Vested	(97,190)	3.16	(2,341)	2.66	(99,531)
Forfeitures	—	—	—	—	—
Unvested balance, December 31, 2023	$194,397	$3.16	$14,651	$2.31	$209,048
Granted	1,435,700	1.57	16,927	1.50	1,452,627
Vested	(129,127)	2.77	(7,299)	2.31	(136,426)
Forfeitures	(91,190)	1.75	(1,107)	2.06	(92,297)
Unvested balance, December 31, 2024	$1,409,780	$1.67	$23,172	$1.73	$1,432,952
Note 20. Equity based compensation
On May 30, 2019, the Company’s shareholders approved (i) a stock option plan (the “2019 Option Plan”) and (ii) a restricted share unit plan (the “2019 RSU Plan”), which were amended and re-approved by shareholders of the Company on June 7, 2024 to, among other things, increase the rolling limit thereunder from 10% to 15% of the common shares then issued and outstanding. Following the approval of Legacy Mount Logan shareholders on August 22, 2025 and the closing of the Business Combination, on November 5, 2025, the Board approved and ratified the 2025 Omnibus Incentive Plan (the “2025 Plan”). The effective date of the 2025 Plan was September 12, 2025 and upon its effectiveness, the 2019 Option Plan and 2019 RSU Plan were terminated and no further awards will be granted under either the 2019 Option Plan or the 2019 RSU Plan.
As of September 30, 2025, no awards have been granted under the 2025 Plan.
There were no options or awards issued or outstanding under the 2019 Option Plan as of September 30, 2025 (December 31, 2024 – nil)
Under the 2019 RSU Plan, RSU grants were made in the form of equity-settled awards that typically vest one-third annually beginning one year after the grant date (unless approved otherwise by the Board to vest based on specified terms over a specified period), whereby one vested RSU will be exchanged for one common share. The grant date fair value of each equity-settled RSU unit was calculated based on the grant date’s previous day closing price per common share of the Company on Cboe Canada.
The Company awarded 652,135 RSUs with a grant date fair value of $1.2 million during the nine months ended September 30, 2025. The Company awarded 1,435,700 RSUs with a grant date fair value of $2.1 million during the nine months ended September 30, 2024.
For the three months ended September 30, 2025 and 2024, the Company recorded equity-based compensation expense related to RSUs awarded from profit sharing arrangements of $2.1 million and $0.2 million, respectively. For the nine months ended September 30, 2025 and 2024, the Company recorded equity-based compensation expense related to RSUs awarded from profit sharing arrangements of $2.8 million and $0.3 million, respectively. On September 12, 2025, all unvested RSUs were accelerated and fully vested due to the change in control event upon the closing of the Business Combination. As such, as of September 30, 2025, equity-based compensation expense related to RSUs had been fully recognized. The Company elected to account for forfeitures as they occurred. Expense was recognized on a straight-line basis over the life of the award.
A summary of the status of service-vesting awards granted under the RSU Plan for the nine months ended September 30, 2025 is presented below:

	RSUs and DEUs Outstanding
	RSUs	Weighted average grant date fair value	DEUs	Weighted average grant date fair value	Total
Unvested balance, January 1, 2025	1,409,780	$1.67	23,172	$1.73	1,432,952
Granted	652,135	1.69	48,516	1.75	700,651
Vested	(1,963,099)	1.68	(68,804)	1.75	(2,031,903)
Forfeitures	(98,816)	1.57	(2,884)	1.68	(101,700)
Unvested balance, September 30, 2025	—	$—	—	$—	—